Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any expenses or charges that are, or may be, imposed under a variable annuity or variable life insurance separate account or a qualified pension or retirement plan. If expenses or charges imposed under a variable annuity or variable life insurance separate account or a qualified pension or retirement plan were reflected in the tables, then expenses would be higher than shown in the tables. For information on these expenses and charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement, or if you purchased shares through a qualified plan, please consult the plan administrator.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund allocates its assets between stocks primarily those of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index, and investment grade bonds and other debt securities from U.S. government and corporate issuers.

The Portfolio Managers normally allocate anywhere from 50% to 70% of net assets to stock investments, with the balance allocated to debt securities (at least 25%) and operating cash. In determining the Fund’s allocation, the Portfolio Managers consult with senior management of the adviser and sub-adviser.

In selecting growth stocks, the Portfolio Managers employ a disciplined investment strategy. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

■	financial condition (such as debt to equity ratio)

■	market share and competitive leadership of the company’s products

■	earnings growth relative to competitors

■	market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe are undervalued relative to their historial valuations.

The Fund’s fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S. government and corporate issuers, and may include mortgage- and asset-backed securities. Although the Fund may invest in securities of any maturity, it normally maintains an average Fund duration of four years or less. In selecting fixed-income securities, the Portfolio Managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock and bond markets. The markets’ behavior is unpredictable, particularly in the short term. A company’s stock can also be affected by the company’s financial condition. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Mid-Cap Stock Risk. Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Growth Investing Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. Growth stocks may underperform during periods when the market favors value stocks.

Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as fixed income securities, will move in the direction opposite to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration. An increase in market interest rates would likely extend the effective duration of mortgage-back securities, thereby magnifying the effect of the rate increase on the securities’ price.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Arbitrage Risk. Investing in foreign stocks or thinly-traded securities may involve a greater risk for excessive trading due to potential arbitrage opportunities. For example, to the extent that the Fund’s net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index, which appear immediately below the Fund’s returns. The table also compares the Fund’s performance to the returns of two additional indexes with characteristics relevant to the Fund’s investment strategy, which appear in the last two rows of the table. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index, which appear immediately below the Fund's returns.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also compares the Fund's performance to the returns of two additional indexes with characteristics relevant to the Fund's investment strategy, which appear in the last two rows of the table.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 ‘09, 11.79% Worst quarter: Q4 ‘08, -24.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.05%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/12
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	10.65%
Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	1.17%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.02%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
Annual Return 2003	rr_AnnualReturn2003	16.28%
Annual Return 2004	rr_AnnualReturn2004	9.31%
Annual Return 2005	rr_AnnualReturn2005	9.18%
Annual Return 2006	rr_AnnualReturn2006	10.67%
Annual Return 2007	rr_AnnualReturn2007	15.60%
Annual Return 2008	rr_AnnualReturn2008	(39.15%)
Annual Return 2009	rr_AnnualReturn2009	22.47%
Annual Return 2010	rr_AnnualReturn2010	18.83%
Annual Return 2011	rr_AnnualReturn2011	(0.63%)
Annual Return 2012	rr_AnnualReturn2012	9.34%
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
10 Years	rr_AverageAnnualReturnYear10	5.50%

[1]	Neuberger Berman Management LLC ("NBM") has contractually undertaken to limit the Fund's expenses through December 31, 2016 by waiving fees and/or reimbursing certain expenses of the Fund so that its total operating expenses (excluding the compensation of NBM, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs), in the aggregate, are limited to 1.00% per annum of the Fund' s average daily net asset value. These fee waivers and/or expense reimbursement are subject to recoupment by NBM within three years.